Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Bull Moose Growth

Fund

Semi-Annual Report

May 31, 2005

(Unaudited)

Fund Adviser:

The Roosevelt Investment Group

317 Madison Avenue

Suite 1004

New York, NY 10017

Toll Free: (877) 322-0576

Fund Holdings – (Unaudited)

1As a percentage of net assets.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available at the SEC’s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, consisting of management fees and trustee expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (December 1, 2004) and held for the entire period (through May 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Bull Moose Growth Fund	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* ended May 31, 2005
Actual	$1,000.00	$1,048.30	$5.79
Hypothetical (5% return before expenses)	$1,000.00	$1,019.28	$5.70

*Expenses are equal to the Fund’s annualized expense ratio of 1.13%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the number of days in the period).

Bull Moose Growth Fund
Schedule of Investments
May 31, 2005 (Unaudited)

Common Stocks - 77.19%	**Shares**	**Value**
Agricultural Chemicals - 1.12%		
Potash Corp. of Saskatchewan, Inc.	550	$ 49,726
Air Conditioning & Warm Air Heating Equipment & Commercial & Industrial Refrigeration Equipment - 1.45%		
American Standard Companies, Inc.	1,500	64,200
Air Courier Services - 0.70%		
Fedex Corp.	350	31,297
Air Transportation - 3.92%		
Ace Aviation Holdings, Inc. (a)	3,500	105,805
Ryanair Holdings Plc. (a) (b)	1,500	68,535
		174,340
Biological Products - 0.84%		
Martek Biosciences Corp. (a)	1,000	37,390
Bituminous Coal & Lignite Surface Mining - 1.61%		
Peabody Energy Corp.	1,500	71,610
Cable & Other Pay Television Services - 1.21%		
Liberty Media International Corp. - Class A (a)	1,279	53,603
Calculating & Accounting Machines - 3.30%		
NCR Corp.	4,000	146,520
Chemical & Allied Products - 3.85%		
Monsanto Co.	3,000	171,000
Commercial Printing - 2.17%		
Donnelley, R.R. & Sons	2,900	96,425
Communication Services - 0.90%		
XM Satellite Radio Holdings, Inc. (a)	1,250	40,137
Computer Peripheral Equipment - 0.57%		
Symbol Technolgies, Inc.	2,200	25,322
Computer Storage Devices - 1.87%		
EMC Corp. (a)	5,900	82,954
Crude Petroleum & Natural Gas - 1.07%		
EOG Resources, Inc.	950	47,396

See accompanying notes which are an integral part of the financial statements.

Bull Moose Growth Fund
Schedule of Investments - continued
May 31, 2005 (Unaudited)

Common Stocks - 77.19% - continued	**Shares**	**Value**
Electric Services - 1.25%		
NRG Energy, Inc. (a)	1,550	$ 55,412
Electrical Work - 2.71%		
Quanta Services, Inc. (a)	13,350	120,551
Electronic & Other Services Combined - 2.32%		
Exelon Corp.	2,200	103,070
Food & Kindred Products - 4.53%		
Altria Group, Inc.	3,000	201,420
Gas & Other Services Combined - 2.72%		
Sempra Energy	3,050	120,993
Heavy Construction Other Than Building Construction Contractors - 2.84%		
Fluor Corp.	2,200	126,390
Hospital & Medical Service Plans - 3.28%		
UnitedHealth Group, Inc.	3,000	145,740
Industrial & Commercial Fans & Blowers & Air Purifying Equipment - 3.66%		
Flanders Corp. (a)	16,300	162,511
Industrial Inorganic Chemicals - 2.42%		
Minerals Technologies, Inc.	1,600	107,680
Mining & Quarrying of Nonmetallic Minerals - 1.34%		
Compass Minerals International, Inc.	2,650	59,705
Miscellaneous Chemical Products - 0.62%		
Cabot Corp.	950	27,550
Miscellaneous Manufacturing Industries - 0.79%		
International Game Technology	1,250	35,225
Miscellaneous Metal Ores - 0.98%		
Cameco Corp.	1,050	43,418
Miscellaneous Products of Petroleum & Coal - 1.60%		
Headwaters, Inc. (a)	2,150	71,122

See accompanying notes which are an integral part of the financial statements.

Bull Moose Growth Fund
Schedule of Investments - continued
May 31, 2005 (Unaudited)

Common Stocks - 77.19% - continued	**Shares**	**Value**
Miscellaneous Transportation Equipment - 0.71%		
Polaris Industries, Inc.	600	$ 31,482
Motor Homes - 0.58%		
Thor Industries, Inc.	850	25,806
Motor Vehicle Parts & Accessories - 0.96%		
Tenneco Automotive, Inc. (a)	2,850	42,750
Operative Builders - 0.72%		
Lennar Corp.	550	31,905
Petroleum Refining - 0.89%		
Suncor Energy, Inc.	1,000	39,390
Pharmaceutical Preparations - 3.14%		
Celgene Corp.	2,700	114,318
Schering Plough Corp.	1,300	25,350
		139,668
Photographic Equipment & Supplies - 0.78%		
Eastman Kodak Co.	1,315	34,558
Radiotelephone Communications - 0.37%		
Vodafone Group Plc. (b)	650	16,367
Retail - Eating Places - 1.56%		
Yum Brands, Inc.	1,350	69,242
Retail - Retail Stores - 1.93%		
PETsMART, Inc.	2,700	85,779
Services - General Medical & Surgical Hospitals - 2.40%		
Triad Hospitals, Inc. (a)	2,100	106,512
Services - Management Services - 1.78%		
Servicemaster Co.	6,100	79,300
Services - Miscellaneous Amusement & Recreation - 1.25%		
Penn National Gaming, Inc.	1,700	55,369
Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 1.24%		
Procter & Gamble Co.	1,000	55,150

See accompanying notes which are an integral part of the financial statements.

Bull Moose Growth Fund
Schedule of Investments - continued
May 31, 2005 (Unaudited)

Common Stocks - 77.19% - continued	**Shares**	**Value**
State Commercial Bank - 1.41%		
North Fork Bancorporation, Inc.	2,300	$ 62,698
Telephone & Telegraph Apparatus - 1.83%		
Comverse Technology, Inc. (a)	3,450	81,179
TOTAL COMMON STOCKS (Cost $2,971,600)		3,429,862
	Principal Amount	
Convertible Corporate Bonds - 0.53%		
Corning, Inc., 0.00%, 11/08/2015 (a)	$ 30,000	23,850
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $20,831)		23,850
U.S. Treasury & Agency Obligations - 7.07%		
U.S. Treasury Bill, 0.00%, 06/02/05 (a)	150,000	149,989
U.S. Treasury Bill, 0.00%, 08/11/05 (a)	150,000	149,177
U.S. Treasury Inflationary Index Note, 3.00%, 07/15/2012	5,374	5,949
U.S. Treasury STRIP Note, 0.00%, 11/15/2027 (a)	25,000	9,143
TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (Cost $312,707)		314,258
	Shares	
Convertible Preferred Stocks - 1.74%		
Schering Plough, 6.00%, 09/14/07	1,500	77,250
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $80,522)		77,250
Money Market Securities - 3.94%		
Huntington Money Market Fund, 1.95% (c)	175,000	175,000
TOTAL MONEY MARKET SECURITIES (Cost $175,000)		175,000
TOTAL INVESTMENTS (Cost $3,560,660) - 90.47%		4,020,220
Cash and other assets in excess of liabilities - 9.53%		423,315
TOTAL NET ASSETS - 100.00%		$ 4,443,535

(a) Non-income producing.
(b) American Depositary Receipts.
(c) Variable rate security; the coupon rate shown represents the rate at May 31, 2005.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Bull Moose Growth Fund

Notes to the Financial Statements

May 31, 2005

(Unaudited)

NOTE 1. ORGANIZATION

The Bull Moose Growth Fund (the “Fund”) was organized as a diversified series of AmeriPrime Advisors Trust (the “Trust”) on June 28, 2001. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Trustees. The Fund’s investment objective is long term capital appreciation. The investment adviser to the Fund is The Roosevelt Investment Group (the “Adviser”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange-traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”).

When pricing securities using the fair value guidelines adopted by the Board, the Adviser seeks to assign the value that represents the amount that the Fund might reasonably expect to receive upon a current sale of the securities. However, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation, the actual market prices for a security may differ from the fair value of that security as determined by the Adviser at the time of NAV calculation. Thus, discrepancies between fair values and actual market prices may occur. These discrepancies do not necessarily indicate that the fair value methodology is inappropriate. Fair values assigned to securities in the Fund’s portfolio will be adjusted, to the extent necessary, as soon as market prices become available. Arbitrage opportunities may exist when trading in a portfolio security is halted and does not resume before the Fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Bull Moose Growth Fund

Notes to the Financial Statements

May 31, 2005 – continued

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis. Distributions to shareholders are recorded on the ex-dividend date. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), fees and expenses of the non-interested person Trustees, 12b-1 expenses and extraordinary expenses. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. For the six months ended May 31, 2005, the Adviser earned a fee of $17,792 from the Fund. As of May 31, 2005, the Fund owed the Adviser $3,492 for its services. Custody expenses have been offset by $10 arising from credits on cash balances maintained on deposit, which the Adviser reimbursed the Fund by waiving investment advisory fees.

Unified Fund Services, Inc. (“Unified”), a wholly owned subsidiary of Unified Financial Services, Inc., manages the Fund’s business affairs and provides the Fund with administrative services, fund accounting and transfer agency services, including all regulatory reporting and necessary office equipment and personnel. The Adviser pays all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. A Trustee and the officers of the Trust are members of management and/or employees of Unified and/or officers or shareholders of Unified Financial Services, Inc. (the parent of Unified).

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Fund currently does not have a 12b-1 plan. The Fund intends to seek shareholder approval for a plan under Rule 12b-1 that would allow the Fund to pay annual fees of up to 0.25% of the Fund’s average daily net assets for distribution and shareholder services. A Trustee of the Trust is a shareholder of Unified Financial Services, Inc. (the parent company of the Distributor), and certain officers of the Trust are a director and/or officers of the Distributor and/or shareholders of Unified Financial Services, Inc. As a result, those persons may be deemed to be affiliates of the Distributor.

NOTE 4. INVESTMENTS

For the six months ended May 31, 2005, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

Bull Moose Growth Fund

Notes to the Financial Statements

May 31, 2005 – continued

(Unaudited)

NOTE 4. INVESTMENTS – continued

As of May 31, 2005, the net unrealized appreciation of investments for tax purposes was as follows:

At May 31, 2005, the aggregate cost of securities for federal income tax purposes was $3,560,660.

NOTE 5. ESTIMATES

NOTE 6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal years ended November 30, 2004 and 2003 is as follows:

As of November 30, 2004, the components of distributable earnings on a tax basis were as follows:

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the twelve month period ended June 30, 2004 are available without charge upon request by calling the Fund at (877) 322-0576 and in documents filed with the SEC on the SEC's website at www.sec.gov.

TRUSTEES
Stephen A. Little, Chairman
Gary E. Hippenstiel
Daniel J. Condon
Ronald C. Tritschler

OFFICERS
Anthony J. Ghoston, President
Thomas G. Napurano, Chief Financial Officer and Treasurer
Freddie Jacobs, Jr., Secretary
Lynn Wood, Chief Compliance Officer

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204

INDEPENDENT ACCOUNTANTS
Cohen McCurdy Ltd.
826 Westpoint Parkway, Suite 1250
Westlake, OH 44145

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut St., Suite 1400
Cincinnati, OH 45202

CUSTODIAN
U.S. Bank, N.A.
425 Walnut St.
Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204

This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC